Financial Information of Parent Company Statements of Comprehensive Loss (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ (1,163,160)	$ (10,347,637)	$ (18,172,231)
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 1,163,160	$ 10,490,287